CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
CAPITAL AND RESERVES
NOTE 17 – CAPITAL AND RESERVES

a.	Composition:

The share capital as of December 31, 2023, is composed of Ordinary shares, all having ILS 0.001 par value, as follows:

	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2023		December 31, 2023
Ordinary shares	70,000,000	33,326,736	70,000	33,327

The share capital as of December 31, 2022, is composed of Ordinary shares, all having ILS 0.001 par value, as follows:

	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2022		December 31, 2022
Ordinary shares	70,000,000	32,956,004	70,000	32,956

The share capital as of December 31, 2021, is composed of Ordinary shares, all having ILS 0.001 par value, as follows:

	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2021		December 31, 2021
Ordinary shares	70,000,000	32,752,242	70,000	32,752

In April 2021, all ordinary A shares of NIS 0.001 par value and all ordinary B shares of NIS 0.001 par value – both issued shares and shares included in the Company’s authorized capital – were converted into ordinary shares of NIS 0.001 par value each based on a 1:1 ratio, such that subsequent to the conversion, the Company’s capital comprises only ordinary shares.

In April 2021, the Company increased the registered share capital by 32,000,000 Ordinary shares par value NIS 0.001 each.

In May 2021, the Company completed an IPO. For additional information see note 1.

b.	Share-based payment:

As of December 31, 2023, the Company has two equity-settled compensation plans to employees and service providers of the Company and its subsidiaries, under which options were allotted: (1) the option plan approved by the Company’s Board of Directors in February 2013 (hereafter – the “2013 Plan”); and (2) global equity-settled incentive plan adopted by the Company’s Board of Directors in December 2018 (hereafter – the “2018 Plan”), as follows:

Under the 2013 Plan, employees of Group companies may be awarded options (hereafter – the “2013 Options”). A 2013 Option may be exercised into one ordinary share against payment of an exercise price set by the Board of Directors on the grant date. Under the 2018 Plan, employees of Group companies may be awarded options (hereafter – the “2018 Options”). A 2018 Option is exercisable into one ordinary share against the payment of exercise price set by the Board of Directors on grant date.

1.
Replacement of options allotted under the 2013 Plan by options under the 2018 Plan: On October 15, 2020, the Company's Board of Directors resolved to offer holders of options offered under the 2013 Plan in the capital gains track with a trustee under Section 102(b)(2) to the Israel Income Tax

Ordinance [New Version] ("2013 Employee Options" and the "Offerees") to replace the 2013 Employee Options in their possession with new options under the 2018 Plan, with terms that differ from those of the 2013 Employee Options (including a change of exercise price, change of number of options and change of vesting and expiration dates of the options), and with the new options under the 2018 Plan to be Allotted under the capital gains track with trustee under Section 102 to the Ordinance (the "Change of Terms").

According to a tax ruling received from the Israel Tax Authority (ITA) on November 10, 2020, the Company's Board of Directors approved on that day, in relation to interested Offerees, to cancel 249,340 of 2013 Employee Options allocated to them and replace those with 246,000 options that were allotted on November 10, 2020 to those same Offerees under the 2018 Plan.

The new allotments, as above, are governed by the provisions of the capital gains track with trustee under Sections 102(b)(2) and 102(b)(3) to the Ordinance, as applicable.

2.	January 2021 award: On January 7, 2021, the Company allotted to two employees of the Company 40,000 options each (a total of 80,000 options) under the 2018 Plan.

The vesting period of the options is four years, where 25% of the options vest on the first anniversary of grant date, and after that, additional 6.25% of the options vest on the last day of each subsequent calendar quarter. Options not exercised by the fifth anniversary of grant date will expire.

The 40,000 options have an exercise price of $6.7 (hereinafter: "Part A Options") and 40,000 options have an exercise price of the par value of the shares (NIS 0.001) and also include accelerated vesting in the event of an IPO or at the termination of the employee's service, meaning that they vested upon completion of the IPO of the Company (hereinafter: "Part B Options").

3.
March 2021 award: On March 24, 2021, the Company allotted 282,500 options to employees of the Company and subsidiaries under the 2018 Plan. The exercise price of 253,000 options is $6.7 each (hereinafter: "Part C Options") and the exercise price of 29,500 options that were allotted to employees of subsidiaries in the US is $19.5 each (hereinafter: "Part D Options").

The vesting period of the options is five years, with 20% of the options vest on the first anniversary of grant date, and after that, additional 5% of the options vest on the last day of each subsequent calendar quarter. Options not exercised by the end of the quarter following the end of vesting period will expire.

4.
May 2021 award: On May 13, 2021, the Company allotted Mr. Yair Nechmad and Mr. David Ben Avi 725,000 options each, which are convertible into ordinary Company shares. The options shall vest over a five-year period (through 2025), subject to attaining the following targets:

a.
To the extent that revenue growth of the Company in any given calendar year over the preceding calendar year (beginning in 2021, relative to 2020) is at least 30%, and subject to a gross profit rate of not less than 40% in that calendar year, 75,000 options will vest and be exercisable into ordinary shares of the Company over a five-year period.

b.
Additionally to the options vested in accordance with paragraph a. above, for revenue growth of the Company in any given calendar year over the preceding calendar year (beginning in 2021, relative to 2020) of at least 30% and up to 45%, and subject to a gross profit rate of not less than 40% in that calendar year, up to 70,000 additional options will vest and be exercisable into ordinary shares of the Company over a five-year period, with the number of options vesting under this paragraph calculated linearly, based on the revenue growth rate of between 30% and 45% over the previous year.

Should the Company fail to meet the targets set out above in a certain calendar year, the options attributed to that calendar year will expire.

5.
August 2021 award: On August 22, 2021, the Company's board of directors approved an allotment to employees of the Company and subsidiaries and to service providers of 196,750 options under the 2018 Plan and of 50,000 restricted share units (RSUs). The vesting period of the options and RSUs is the same as March 2021 award.

6.
November 2021 award: On November 11, 2021, the Company's board of directors approved an allotment to employees of the Company and subsidiaries of 167,500 options under the 2018 Plan. The vesting period of 127,500 options is the same as March 2021 award and the vesting period of 40,000 options is three years, with 25% of the options vest on the grant date, and after that, additional 6.25% of the options vest on the last day of each subsequent calendar quarter. Options not exercised by the end of the quarter following the end of vesting period will expire.

On March 28, 2022, the Company's board of directors approved re-pricing for August and November 2021 awards. According to a tax ruling received from the Israel Tax Authority (ITA) on May 31, 2022, the exercise price for 191,750 options was updated to $20.39 and the incremental fair value is $486 thousand.

7.	March 28, 2022 award: On March 28, 2022, the Company allotted 215,500 options and 45,000 restricted share units (RSUs) to employees of the Company and subsidiaries.

8.	June 30, 2022 award: On June 30, 2022, the Company allotted 170,000 options and 6,000 restricted share units (RSUs) to employees of the Company and subsidiaries.

9.	September 29, 2022 award: On September, 2022, the Company allotted 54,500 options and 18,600 restricted share units (RSUs) to employees of the Company and subsidiaries.

10.	December 20, 2022 award: On December, 2022, the Company allotted 10,667 restricted share units (RSUs) to employees of the Company and subsidiaries.

The vesting period of all grants rewarded during the year ended December, 31 2022 of both options and RSUs are 4 years, with 25% of the options vest on the first anniversary of grant date, and after that, additional 6.25% of the options vest on the last day of each subsequent calendar quarter. Options not exercised within 5 years of inception date will expire.

11.
June 26, 2023 award: the Company allotted 27,500 options and 137,524 restricted share units (RSUs) to employees of the Company and subsidiaries. The vesting period of the options and RSUs is 4 years, with 25% of the options vest on the first anniversary of grant date, and after that, additional 6.25% of the options vest on the last day of each subsequent calendar quarter. Options not exercised within 5 years of inception date will expire.

12.
November 30, 2023 award: the Company allotted 96,731 restricted share units (RSUs) to employees of the Company and subsidiaries. The vesting period of the RSUs is 4 years, with 25% of the RSU will vest on the first anniversary of grant date, and after that, additional 6.25% of the RSU's will vest on the last day of each subsequent calendar quarter.

The Company used the Black and Scholes option pricing model to measure the fair value of the share options on award dates. The key assumptions used by the Company in this model and the fair value of each option are as follows:

Allotment date	Share price	Exercise price	Expected option life	Risk-free interest rate	Average standard deviation (**)	Option fair value
November, 2023– RSUs	$19.57	-	-	-	-	$19.57
June 26, 2023 – Options	$19.34	$18.83	5	3.96%	67.80%	$11.03
June 26, 2023 – RSUs	$19.34	-	-	-	-	$19.34
The weighted average for 2023	$19.92	-	-	-	-	$19.92
The weighted average for 2022	$11.1	-	-	-	-	$11.1
The weighted average for 2021	$17.3	-	-	-	-	$17.3
December 20, 2022 - RSUs	$19.7	-	-	-	-	$19.7
September 29, 2022 – Options	$23.9	25.5	5	3.98%	54.45%	$11.8-$23.9
September 29, 2022 - RSUs	$23.9	-	-	-	-	$23.9
June 30, 2022 – Options	$18.5	$16.7	5	3.01%	54%	$9.7-$10.8
June 30, 2022 – RSUs	$18.5	-	-	-	-	$18.5
March 28, 2022 – Options	$18.4	$20.4	5	2.50%	56%	$8.7
March 28, 2022 – RSUs	$18.4	-	-	-	-	$18.4
November 11, 2021	$39	$6.7/$38.8	5.25	1.21%	55%	$19/$33.2
August 22, 2021 – Options	$31.7	$30.6	5.25	0.83%	55%	$15.5
August 22, 2021 – RSUs	$31.7	-	-	-	-	$31.7
May 13, 2021	$31.9	$31.9	5.88-9.88	1.05%-1.65%	53.1%-54.67%	$16.2-$20.1
March 24, 2021 – Part C Options	$19.5	$6.7	5.25	0.88%	50%	$14.1
March 24, 2021 – Part D Options	$19.5	$19.5	5.25	0.88%	50%	$8.7
January 7, 2021 – Part A Options	$9.7	$6.7	5	0.46%	51%	$5.3
January 7, 2021 – Part B Options	$9.7	NIS 0.001	5	0.46%	51%	$9.7

(**) The expected volatility was determined based on comparable companies.

All allotments to employees and offices in Israel carried out as part of the plan are subject to the terms set out in Section 102 of the Income Tax Ordinance. The allotments to Israelis who are not employees are subject to Section 3(i) to the Income Tax Ordinance. Foreign employees and service providers are subject to the tax law in the relevant countries.

Below is a breakdown of the options and the weighted average exercise price during the reported periods:

	December 31, 2023		December 31, 2022		December 31, 2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Number of options and RSU outstanding at beginning of year	3,823,052	19.3	3,633,778	19.1	1,830,695	6.0
Options and RSU granted (1)	264,256	18.8	520,767	16.5	2,226,750	27.5
Options exercised	(370,732)	6.57	(203,748)	5.0	(231,962)	5.3
Options forfeited	(366,633)	26.1	(126,211)	17.0	(140,719)	8.5
Options expired	(10,823)	14.76	(1,534)	6.7	(50,986)	5.3
Options and RSU outstanding at end of year	3,339,120	17.84	3,823,052	19.3	3,633,778	19.1
Options and RSU exercisable at end of year	1,550,358	11.67	1,502,887	12.3	928,970	5.6

As of December 31, 2023, 2022 and 2021, the weighted-average remaining contractual life of exercisable options were 3.5, 2.7 and 3.11 years, respectively.

As of December 31, 2023, 2022 and 2021, the range of exercise prices for share options outstanding at the end of the period was NIS 0.001-$25.52, NIS 0.001-$25.52 and NIS 0.001-$38.8 , respectively.

The expenses related to share base compensation for each of the three years in the period ended December 31, 2023, 2022 and 2021 are $6,033, $8,747 and $8,850 thousand, respectively.

The amounts of expense recognized as capitalized development costs and included as intangible assets for each of the three years in the period ended December 31, 2023, 2022 and 2021 are $824, $909 and $649, respectively.

The balance of unrecognized benefit as of December 31, 2023, assuming that all conditions set were met, is $9,828 thousand.